Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Utility plant:
Gas plant	$ 4,811,050	$ 4,569,105
Less: accumulated depreciation	(1,638,091)	(1,535,429)
Acquisition adjustments, net	1,091	1,271
Construction work in progress	44,894	37,489
Net utility plant (Note 2)	3,218,944	3,072,436
Other property and investments	192,004	134,648
Restricted cash	12,785	37,781
Current assets:
Cash and cash equivalents	21,937	116,096
Accounts receivable, net of allowances (Note 3)	209,246	147,605
Accrued utility revenue	70,300	64,400
Income taxes receivable, net	7,793	21,514
Deferred income taxes (Note 12)	53,435	8,046
Deferred purchased gas costs (Note 4)	2,323	356
Prepaids and other current assets (Note 4)	96,598	87,877
Total current assets	461,632	445,894
Deferred charges and other assets (Notes 4 and 13)	390,642	293,434
Total assets	4,276,007	3,984,193
Capitalization:
Common stock, $1 par (authorized - 60,000,000 shares; issued and outstanding - 45,956,088 and 45,599,036 shares) (Note 11)	47,586	47,229
Additional paid-in capital	821,640	807,885
Accumulated other comprehensive income (loss), net (Note 5)	(49,331)	(30,784)
Retained earnings	406,125	343,131
Total Southwest Gas Corporation equity	1,226,020	1,167,461
Noncontrolling interest	(989)	(465)
Total equity	1,225,031	1,166,996
Long-term debt, less current maturities (Note 7)	930,858	1,124,681
Total capitalization	2,155,889	2,291,677
Commitments and contingencies (Note 9)
Current liabilities:
Current maturities of long-term debt (Note 7)	322,618	75,080
Accounts payable	186,755	165,536
Customer deposits	83,839	86,891
Accrued general taxes	42,102	40,438
Accrued interest	16,699	20,162
Deferred purchased gas costs (Note 4)	72,426	123,344
Other current liabilities (Notes 4 and 13)	123,129	85,510
Total current liabilities	847,568	596,961
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits (Note 12)	557,118	466,628
Taxes payable	828	1,234
Accumulated removal costs (Note 4)	233,000	211,000
Other deferred credits (Notes 4 and 10)	481,604	416,693
Total deferred income taxes and other credits	1,272,550	1,095,555
Total capitalization and liabilities	$ 4,276,007	$ 3,984,193